1875 K Street, N.W. Washington, DC 20006-1238 Tel: 202 303 1000 Fax: 202 303 2000

March 30, 2010

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Legg Mason Partners Equity Trust
Securities Act File No. 33-43446
Investment Company Act File No. 811-06444

Ladies and Gentlemen:

On behalf of Legg Mason Partners Equity Trust (the “Trust”), and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby certify that the forms of Prospectus and Statement of Additional Information for Legg Mason Batterymarch U.S. Large Cap Equity Fund and Legg Mason ClearBridge Large Cap Growth Fund, each a series of the Trust, that would have been filed under Rule 497(c) would not have differed from that filed as part of Post-Effective Amendment No. 165 to the Trust’s Registration Statement on Form N-1A on March 25, 2010. That Post-Effective Amendment became effective on March 29, 2010, pursuant to Rule 485(b) under the 1933 Act.

Any questions or comments on the Amendment should be directed to the undersigned at 202-303-1288.

Very truly yours,

/s/ Y. Rachel Kuo
Y. Rachel Kuo

cc:	George P. Hoyt, Legg Mason & Co., LLC
Barbara J. Allen, Legg Mason & Co., LLC
Dianne E. O’Donnell, Willkie Farr & Gallagher LLP

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